Average Annual Total Returns - Class A C Shares - Federated Hermes International Growth Fund	A 1 Year	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C Since Inception	MSCI ACWI ex USA Growth Index1(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI ACWI ex USA Growth Index1(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar Foreign Large Growth Funds Average2 1 Year		Morningstar Foreign Large Growth Funds Average2 Since Inception
Total	35.37%	17.56%	Feb. 29, 2016	34.02%	16.20%	21.99%	13.91%	42.20%	18.94%	22.20%	[1]	14.20%	[1]	25.48%	[2]	14.04%	[2]

[1]	The MSCI All Country World (ACWI) ex USA Growth Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets.
[2]	Morningstar figures represent the average of the total returns reported by all mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.